BASIS OF PRESENTATION	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BASIS OF PRESENTATION
NOTE 2. BASIS OF PRESENTATION

On September 27, 2019, the Company issued 8,000,000 common stock to acquire 100% interest of Common Design as its wholly owned subsidiary. The transaction results in Common Design’s shareholders taking control of the Company by voting rights through 78.27% of ownership interest, thus considered as the accounting acquirer according to guidance in the Accounting Standards Codification (“ASC”) 805-10.

As a result, these consolidated financial statements are presented as a continuation of Common Design’s financial statements with the assets and liabilities of the Common Design presented at their historical carrying values and the assets and liabilities of the Stark Focus Group, Inc. recognized on the date of the transaction.

The Corporation’s consolidated financial statements included herein are prepared under the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. These consolidated financial statements include the Corporation’s wholly owned subsidiary, Common Design Limited., and 100 percent of its assets, liabilities and net income or loss. All inter-company accounts and transactions have been eliminated.

The Company has a December 31, year-end.

Functional and Presentation Currency

The Company’s foreign operations are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company uses US Dollars as its functional and presentation currency.

As of December 31, 2020, the Company has cash of $526.71 (CAD 670) denominated in Canadian Dollars which was translated at the year-end spot rate of 1.2732 CAD to 1 USD.

On September 27, 2019, the Company issued 8,000,000 common stock to acquire 100% interest of Common Design as its wholly owned subsidiary. The transaction results in Common Design’s shareholders taking control of the Company by voting rights through 78.27% of ownership interest, thus considered as the accounting acquirer according to guidance in the Accounting Standards Codification (“ASC”) 805-10.

As a result, these consolidated financial statements are presented as a continuation of Common Design’s financial statements with the assets and liabilities of the Common Design presented at their historical carrying values and the assets and liabilities of the Stark Focus Group, Inc. recognized on the date of the transaction.

The Corporation’s consolidated financial statements included herein are prepared under the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. These consolidated financial statements include the Corporation’s wholly owned subsidiary, Common Design Limited., and 100 percent of its assets, liabilities and net income or loss. All inter-company accounts and transactions have been eliminated.

The Company has a December 31, year-end.

Functional and Presentation Currency

The Company’s foreign operations are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company uses US Dollars as its functional and presentation currency.

As of December 31, 2019, the Company has cash of $25,165 (CAD 32,291) denominated in Canadian Dollars which was translated at the year-end spot rate of 1.2832 CAD to 1 USD.